Consolidated Statements of Changes in Shareowners' Equity (USD $)	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	ESOP	Treasury Stock	Non- Controlling Interests
Beginning Balance at Jan. 01, 2011	$ 7,069,700,000	$ 440,700,000	$ 4,885,700,000	$ 2,301,800,000	$ (116,300,000)	$ (74,500,000)	$ (420,400,000)	$ 52,700,000
Increase (Decrease) in Stockholders' Equity
Net earnings	674,500,000	0	0	674,600,000	0	0	0	(100,000)
Other comprehensive loss	(232,900,000)				(232,900,000)
Cash dividends declared - $1.80 per share in 2012, $1.64 per share in 2011 and $1.34 per share in 2010	(271,300,000)			(271,300,000)
Equity purchase contracts — stock issuance	(400,000)		(400,000)
Issuance of common stock	101,300,000		(22,400,000)				123,700,000
Payments for Repurchase of Common Stock	11,100,000
Forward obligation to purchase treasury shares	(350,000,000)		(350,000,000)
Repurchase of common stock- 12,613,068 shares in 2012, 164,710 shares in 2011 and 79,357 shares in 2010	(11,100,000)						(11,100,000)
Noncontrolling Interest, Increase from Business Combination	10,600,000							10,600,000
Net premium paid and settlement of equity option	(19,600,000)		(19,400,000)				(200,000)
Other, stock-based compensation related	68,900,000		68,900,000
Tax benefit related to stock options exercised	18,900,000		18,900,000
ESOP and related tax benefit	8,200,000			2,200,000		6,000,000
Ending Balance at Dec. 31, 2011	7,066,800,000	440,700,000	4,581,300,000	2,707,300,000	(349,200,000)	(68,500,000)	(308,000,000)	63,200,000
Increase (Decrease) in Stockholders' Equity
Net earnings	883,000,000			883,800,000				(800,000)
Other comprehensive loss	(38,800,000)				(38,800,000)
Cash dividends declared - $1.80 per share in 2012, $1.64 per share in 2011 and $1.34 per share in 2010	(294,800,000)			(293,800,000)				(1,000,000)
Issuance of common stock	108,700,000		(52,700,000)				161,400,000
Payments for Repurchase of Common Stock	1,073,900,000
Convertible equity-hedge share receipt	0		46,900,000				(46,900,000)
Delivery to Convertible note holder	0	1,600,000	(1,600,000)
Repurchase of common stock- 12,613,068 shares in 2012, 164,710 shares in 2011 and 79,357 shares in 2010	(1,073,900,000)		(170,000,000)				(903,900,000)
Noncontrolling Interest, Increase from Business Combination	11,900,000							11,900,000
Non-controlling interest buyout	(21,600,000)		(8,300,000)					(13,300,000)
Net premium paid and settlement of equity option	(29,500,000)		(29,500,000)
Other, stock-based compensation related	89,700,000		89,700,000
Tax benefit related to stock options exercised	17,700,000		17,700,000
ESOP and related tax benefit	7,900,000			2,200,000		5,700,000
Ending Balance at Dec. 29, 2012	6,727,100,000	442,300,000	4,473,500,000	3,299,500,000	(388,000,000)	(62,800,000)	(1,097,400,000)	60,000,000
Increase (Decrease) in Stockholders' Equity
Net earnings	489,300,000			490,300,000				(1,000,000)
Other comprehensive loss	(111,000,000)				(111,000,000)
Cash dividends declared - $1.80 per share in 2012, $1.64 per share in 2011 and $1.34 per share in 2010	(307,100,000)			(307,100,000)				0
Issuance of common stock	134,500,000		(115,600,000)				250,100,000
Settlement of forward share repurchase contract	0		350,000,000				(350,000,000)
Equity units — non-cash stock contract fees	(40,200,000)		(40,200,000)
Equity units — offering fees	(9,200,000)		(9,200,000)
Payments for Repurchase of Common Stock	39,200,000
Repurchase of common stock- 12,613,068 shares in 2012, 164,710 shares in 2011 and 79,357 shares in 2010	(39,200,000)						(257,100,000)
Noncontrolling Interest, Increase from Business Combination	37,500,000							37,500,000
Non-controlling interest buyout	(16,300,000)		(1,100,000)					(15,200,000)
Net premium paid and settlement of equity option	(83,200,000)		(83,200,000)
Accelerated Share Repurchase Program, Adjustment			217,900,000
Other, stock-based compensation related	66,400,000		66,400,000
Tax benefit related to stock options exercised	20,100,000		20,100,000
ESOP and related tax benefit	11,800,000			2,200,000		9,600,000
Ending Balance at Dec. 28, 2013	$ 6,880,500,000	$ 442,300,000	$ 4,878,600,000	$ 3,484,900,000	$ (499,000,000)	$ (53,200,000)	$ (1,454,400,000)	$ 81,300,000